SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred revenues	$ 286,689	$ 348,538	$ 129,140
Balance, beginning of year	348,538	129,140	281,403
Billings in advance of revenue recognition	1,325,425	376,981	26,169
Revenue recognized from beginning balance	(1,387,274)	(157,583)	(178,432)
Balance, end of year	$ 286,689	$ 348,538	$ 129,140